Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0002033770
Document Type	POS AM
Entity Registrant Name	CID HoldCo, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On September 5, 2025, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-290052), which was amended on September 16, 2025 and declared effective by the United States Securities and Exchange Commission on September 18, 2025 (as amended and supplemented, the “Registration Statement”).This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed to update the Registration Statement to include information contained in the registrant’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2025 and certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true